Federal Home Loan Bank Advances - Additional Information (Detail)	Dec. 31, 2013	Dec. 31, 2012
Banking And Thrift [Abstract]
Federal Home Loan Bank advances instruments, fixed interest rate minimum	2.94%
Federal Home Loan Bank advances instruments, fixed interest rate maximum	4.95%
Long term debt weighted average rate	3.73%	3.73%